Provisions - Summary of Other Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Due within one year	€ 624	€ 525
Due after one year	697	794
Total Provisions	€ 1,321	€ 1,319